Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of assumptions in the binomial option-pricing model used to determine the fair value of stock options
The fair value of stock option awards is estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

	YEARS ENDED DECEMBER 31,
	2020	2021

Fair value of underlying common stock	$0.69 - $0.98	$1.23 - $8.85
Weighted average risk-free interest rate	0.27% - 1.55%	0.48% - 1.42%
Expected term (in years)	5 - 6	6
Expected volatility	69.5% - 70.4%	56.3% - 68.9%
Expected dividend yield	0.00%	0.00%

Schedule of Stock Option Activity
The following table summarizes the activity of the Company’s stock options under the Plan for the year ended December 31, 2021:

	SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	AVERAGE REMAINING CONTRACTUAL TERM (in years)	AGGREGATE INTRINSIC VALUE (in thousands)
Outstanding at December 31, 2020	15,001,672	$0.62	8.5	$9,170
Granted	3,811,151	3.20	—	—
Exercised	(253,027)	0.57		2,096
Cancelled or forfeited	(458,248)	1.61		—

Outstanding at December 31, 2021	18,101,548	$1.14	8.0	$139,505

Vested and expected to vest at December 31, 2021	18,101,548	$1.14	8.0	$139,505
Exercisable at December 31, 2021	7,449,211	$0.51	6.9	$62,157

Summary of the Company's restricted stock activity
A summary of the Company’s restricted stock activity during the years ended December 31, 2020, and 2021 is presented below:

	SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE
Unvested shares as of December 31, 2020	24,937	$0.56
Vested	(20,706)	0.82

Unvested shares as of December 31, 2021	4,231	$1.15

Summary of stock-based compensation expense
Stock-based compensation expense recorded as research and development and general and administrative expenses, for employees, directors and non-employees
during the years ended December 31, 2020 and 2021 is as follows (in thousands):

	YEARS ENDED DECEMBER 31,
	2020	2021
Research and development	$306	$1,018
General and administrative	353	973
Total stock-based compensation expense	$659	$1,991

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of assumptions in the binomial option-pricing model used to determine the fair value of stock options
The fair value of stock option awards is estimated on the grant date using the Black-Scholes option pricing model with the following weighted-average assumptions:

	SIX MONTHS ENDED JUNE 30,
	2022	2021
Fair value of underlying common stock	$3.56	$0.80
Weighted average risk-free interest rate	3.00%	1.13%
Expected term (in years)	6.04	6.08
Expected volatility	65.38%	67.83%
Expected dividend yield	0%	0%

Schedule of Stock Option Activity
The following table summarizes the activity of the Company’s stock options under the Plan for the six months ended June 30, 2022:

	SHARES (1)	WEIGHTED- AVERAGE EXERCISE PRICE (1)	AVERAGE REMAINING CONTRACTUAL TERM (in years)	AGGREGATE INTRINSIC VALUE (in thousands)
Outstanding at December 31, 2021	18,101,548	$1.14	8.0	$139,505
Granted	6,713,069	5.79	—	—
Exercised	(760,534)	0.46	—	250
Cancelled or forfeited	(525,276)	1.36	—	—

Outstanding at June 30, 2022	23,528,807	2.49	8.2	22,335

Vested and expected to vest at June 30, 2022	23,528,807	2.49	8.2	22,335
Exercisable at June 30, 2022	8,891,469	$0.71	6.8	$13,792

(1)
Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy GreenLight’s stock options for New GreenLight stock options at an exchange ratio of approximately 0.6656 as a result of the Business Combination. See Note 3 for further information.

Summary of the Company's restricted stock activity
A summary of the Company’s restricted stock activity during the six months ended June 30, 2022 is presented below:

	SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE
Unvested shares as of December 31, 2021	4,231	$0.76
Vested	(2,898)	0.23

Unvested shares as of June 30, 2022	1,333	$0.22

Summary of stock-based compensation expense
Stock-based compensation expense recorded as research and development and general and administrative expenses, for employees, directors and non-employees
during the three and six months ended June 30, 2022 and 2021 is as follows:

	THREE MONTHS ENDED JUNE 30,		SIX MONTHS ENDED JUNE 30,
	2022	2021	2022	2021

	($ in thousands)
Research and development	$958	$188	$1,462	$324
General and administrative	676	219	2,359	431

Total stock-based compensation expense	$1,634	$407	$3,821	$755